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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 3/31/2003
                                               -----------------------

Check Here if Amendment / /: Amendment Number:
                                               ---------
   This Amendment (Check only one):     / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         LONGVIEW MANAGEMENT GROUP, LLC
                 -----------------------------------------------
   Address:      222 N. LASALLE STREET, #2000, CHICAGO, IL 60601
                 -----------------------------------------------

                 -----------------------------------------------

                 -----------------------------------------------

Form 13F File Number: 28-4651
                         -------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard Boberg
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   312-236-6300
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Richard Boberg                 Chicago, Illinois   May 13, 2003
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      None
                                        --------------------

Form 13F Information Table Entry Total: 13
                                        --------------------

Form 13F Information Table Value Total: $ 24,398
                                        --------------------
                                            (thousands)

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE
                                    3/31/2003

           COLUMN 1         COLUMN 2  COLUMN 3   COLUMN 4   COLUMN 5             COLUMN 6          COLUMN 7           COLUMN 8
           --------         --------  --------   --------   --------             --------          --------           --------
                                                                           INVESTMENT DISCRETION                  VOTING AUTHORITY
                                                            SHARES OR
           NAME OF          TITLE OF              VALUE     PRINCIPLE
            ISSUER            CLASS     CUSIP    (x$1000)     AMOUNT       SOLE   SHARED   OTHER   MANAGERS    SOLE    SHARED   NONE
AETNA INC NEW               Com       00817Y108      1,133     22,977  SH    X                     Longview    22,977
ALLTEL CORP                 Com       020039103      2,541     56,770  SH    X                     Longview    56,770
BANK ONE CORP               Com       06423A103     11,545    333,473  SH    X                     Longview   333,473
EMERSON ELEC CO             Com       291011104      2,589     57,082  SH    X                     Longview    57,082
GENERAL DYNAMICS CORP       Com       369550108        772     14,016  SH    X                     Longview    14,016
GENERAL ELEC CO             Com       369604103        487     19,104  SH    X                     Longview    19,104
HILTON HOTELS CORP          Com       432848109      1,364    117,524  SH    X                     Longview   117,524
LABORATORY CORP AMER HLDGS  Com New   50540R409        736     24,827  SH    X                     Longview    24,827
MAYTAG CORP                 Com       578592107        659     34,653  SH    X                     Longview    34,653
PARK PL ENTMT CORP          Com       700690100        837    117,524  SH    X                     Longview   117,524
PFIZER INC                  Com       717081103        396     12,724  SH    X                     Longview    12,724
SUNGARD DATA SYS INC        Com       867363103        395     18,550  SH    X                     Longview    18,550
US BANCORP DEL              Com New   902973304        943     49,699  SH    X                     Longview    49,699

                                                    24,398    878,923                                         878,923

                    THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.